  Nicholas Global Equity and Income ETF

   Schedule of Investments

  July 31, 2026 (Unaudited)

COMMON STOCKS - 66.6%	Shares	Value
Consumer Discretionary Products - 2.8%
Tesla, Inc.(a)(b)	9,148	$2,846,949

Financial Services - 5.6%
IREN Ltd.(a)	78,231	2,878,901
Robinhood Markets, Inc. - Class A(a)	32,642	2,825,491
		5,704,392

Industrial Products - 1.3%
Rocket Lab Corp.(a)	19,996	1,298,740

Media - 8.5%
Alphabet, Inc. - Class A(b)	12,137	4,322,350
Meta Platforms, Inc. - Class A(b)	6,043	3,364,198
Opendoor Technologies, Inc.(a)	271,171	1,022,315
		8,708,863

Renewable Energy - 1.0%
T1 Energy, Inc.(a)	248,453	1,036,049

Retail & Wholesale - Discretionary - 4.3%
Amazon.com, Inc.(a)	16,268	4,418,063

Software & Tech Services - 17.4%
Microsoft Corp.(b)	10,132	4,708,543
Nebius Group NV - Class A(a)	29,076	5,536,361
Palantir Technologies, Inc. - Class A(a)(b)	23,744	2,921,937
ServiceNow, Inc.(a)	41,273	4,590,796
		17,757,637

Tech Hardware & Semiconductors - 25.7%(c)
Apple, Inc.	13,435	4,150,206
Broadcom, Inc.	9,843	3,831,683
Credo Technology Group Holding Ltd.(a)	9,176	1,899,340
Lumentum Holdings, Inc.(a)	2,609	1,862,670
Micron Technology, Inc.	7,437	6,120,874
NVIDIA Corp.(b)	20,513	4,117,985
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(b)	10,545	4,262,816
		26,245,574

TOTAL COMMON STOCKS (Cost $58,775,056)		68,016,267

EXCHANGE TRADED FUNDS - 33.8%	Shares	Value
Freedom 100 Emerging Markets ETF(b)	123,225	$8,023,180
Vanguard FTSE Developed Markets ETF	109,478	7,731,336
Vanguard Morningstar Mid-Cap Growth ETF(b)	16,617	4,910,656
Vanguard Morningstar Small-Cap ETF	22,241	6,564,209
Vanguard S&P 500 ETF(b)	10,643	7,308,016
		34,537,397

TOTAL EXCHANGE TRADED FUNDS (Cost $28,028,771)		34,537,397

PURCHASED OPTIONS - 1.2%(a)(d)(e)(f)	Notional Amount	Contracts	Value
Call Options - 0.1%
Vanguard FTSE Developed Markets ETF, Expiration: 8/21/2026; Exercise Price: $75.00	$7,725,828	1,094	41,025
Vanguard FTSE Emerging Markets ETF, Expiration: 8/21/2026; Exercise Price: $64.00	8,219,125	1,399	13,990
Vanguard Morningstar Mid-Cap Growth ETF, Expiration: 8/21/2026; Exercise Price: $320.00	4,905,632	166	1,162
Vanguard Morningstar Small-Cap ETF, Expiration: 8/21/2026; Exercise Price: $315.00	6,552,108	222	9,546
Vanguard S&P 500 ETF, Expiration: 8/7/2026; Exercise Price: $700.00	7,278,490	106	2,120
			67,843

Put Options - 1.1%
Alphabet, Inc., Expiration: 8/7/2026; Exercise Price: $322.50	4,309,173	121	2,601
Amazon.com, Inc., Expiration: 8/7/2026; Exercise Price: $262.50	4,399,596	162	33,129
Apple, Inc., Expiration: 8/7/2026; Exercise Price: $292.50	4,139,394	134	11,524
Broadcom, Inc., Expiration: 8/7/2026; Exercise Price: $375.00	3,814,944	98	49,490
Credo Technology Group Holding Ltd., Expiration: 8/7/2026; Exercise Price: $157.50	1,883,609	91	5,460
IREN Ltd., Expiration: 8/7/2026; Exercise Price: $26.50	2,877,760	782	14,467
Lumentum Holdings, Inc., Expiration: 8/7/2026; Exercise Price: $580.00	1,856,244	26	14,170
Meta Platforms, Inc., Expiration: 8/7/2026; Exercise Price: $505.00	3,340,260	60	3,690
Micron Technology, Inc., Expiration: 8/7/2026; Exercise Price: $810.00	6,090,422	74	300,810
Microsoft Corp., Expiration: 8/7/2026; Exercise Price: $430.00	4,693,672	101	8,383
Nebius Group NV, Expiration: 8/7/2026; Exercise Price: $177.50	5,521,890	290	246,500
NVIDIA Corp., Expiration: 8/7/2026; Exercise Price: $185.00	4,115,375	205	10,045
Palantir Technologies, Inc., Expiration: 8/7/2026; Exercise Price: $118.00	2,916,522	237	108,428
Robinhood Markets, Inc., Expiration: 8/7/2026; Exercise Price: $84.00	2,821,856	326	66,993
Rocket Lab Corp., Expiration: 8/7/2026; Exercise Price: $63.00	1,292,505	199	47,462
ServiceNow, Inc., Expiration: 8/7/2026; Exercise Price: $100.00	4,582,676	412	17,510
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 8/7/2026; Exercise Price: $397.50	4,244,625	105	80,850
Tesla, Inc., Expiration: 8/7/2026; Exercise Price: $302.50	2,832,011	91	37,310
Vanguard Morningstar Mid-Cap Growth ETF, Expiration: 8/21/2026; Exercise Price: $285.00	4,905,632	166	23,240
Vanguard Morningstar Small-Cap ETF, Expiration: 8/21/2026; Exercise Price: $275.00	6,552,108	222	21,645
Vanguard S&P 500 ETF, Expiration: 8/7/2026; Exercise Price: $675.00	7,278,490	106	15,105
			1,118,812

TOTAL PURCHASED OPTIONS (Cost $1,773,083)			1,186,655

SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(g)	831,086	831,086

TOTAL SHORT-TERM INVESTMENTS (Cost $831,086)		831,086

TOTAL INVESTMENTS - 102.4% (Cost $89,407,996)		$104,571,405
Liabilities in Excess of Other Assets - (2.4)%		(2,460,804)
TOTAL NET ASSETS - 100.0%		$102,110,601

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $12,503,647.
(c)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(g)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.

  Nicholas Global Equity and Income ETF

   Schedule of Written Options Contracts

  July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (1.7)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.1)%
Vanguard FTSE Developed Markets ETF, Expiration: 8/21/2026; Exercise Price: $72.00	$(7,725,828)	(1,094)	$(60,170)
Vanguard FTSE Emerging Markets ETF, Expiration: 8/21/2026; Exercise Price: $61.00	(8,219,125)	(1,399)	(52,463)
Vanguard Morningstar Mid-Cap Growth ETF, Expiration: 8/21/2026; Exercise Price: $310.00	(4,905,632)	(166)	—
Vanguard Morningstar Small-Cap ETF, Expiration: 8/21/2026; Exercise Price: $305.00	(6,552,108)	(222)	(35,520)
Vanguard S&P 500 ETF, Expiration: 8/7/2026; Exercise Price: $692.50	(7,278,490)	(106)	(17,755)
			(165,908)

Put Options - (1.6)%
Alphabet, Inc., Expiration: 8/7/2026; Exercise Price: $330.00	(4,309,173)	(121)	(5,687)
Amazon.com, Inc., Expiration: 8/7/2026; Exercise Price: $270.00	(4,399,596)	(162)	(76,140)
Apple, Inc., Expiration: 8/7/2026; Exercise Price: $300.00	(4,139,394)	(134)	(28,676)
Broadcom, Inc., Expiration: 8/7/2026; Exercise Price: $385.00	(3,814,944)	(98)	(84,770)
Credo Technology Group Holding Ltd., Expiration: 8/7/2026; Exercise Price: $165.00	(1,883,609)	(91)	(8,872)
IREN Ltd., Expiration: 8/7/2026; Exercise Price: $28.00	(2,877,760)	(782)	(15,640)
Lumentum Holdings, Inc., Expiration: 8/7/2026; Exercise Price: $600.00	(1,856,244)	(26)	(18,070)
Meta Platforms, Inc., Expiration: 8/7/2026; Exercise Price: $520.00	(3,340,260)	(60)	(9,780)
Micron Technology, Inc., Expiration: 8/7/2026; Exercise Price: $825.00	(6,090,422)	(74)	(356,310)
Microsoft Corp., Expiration: 8/7/2026; Exercise Price: $440.00	(4,693,672)	(101)	(16,210)
Nebius Group NV, Expiration: 8/7/2026; Exercise Price: $182.50	(5,521,890)	(290)	(294,350)
NVIDIA Corp., Expiration: 8/7/2026; Exercise Price: $190.00	(4,115,375)	(205)	(20,398)
Palantir Technologies, Inc., Expiration: 8/7/2026; Exercise Price: $122.00	(2,916,522)	(237)	(151,680)
Robinhood Markets, Inc., Expiration: 8/7/2026; Exercise Price: $86.00	(2,821,856)	(326)	(95,518)
Rocket Lab Corp., Expiration: 8/7/2026; Exercise Price: $65.00	(1,292,505)	(199)	(65,670)
ServiceNow, Inc., Expiration: 8/7/2026; Exercise Price: $103.00	(4,582,676)	(412)	(31,930)
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 8/7/2026; Exercise Price: $405.00	(4,244,625)	(105)	(114,975)
Tesla, Inc., Expiration: 8/7/2026; Exercise Price: $310.00	(2,832,011)	(91)	(65,293)
Vanguard Morningstar Mid-Cap Growth ETF, Expiration: 8/21/2026; Exercise Price: $295.00	(4,905,632)	(166)	(67,645)
Vanguard Morningstar Small-Cap ETF, Expiration: 8/21/2026; Exercise Price: $285.00	(6,552,108)	(222)	(44,955)
Vanguard S&P 500 ETF, Expiration: 8/7/2026; Exercise Price: $682.50	(7,278,490)	(106)	(29,680)
			(1,602,249)

TOTAL WRITTEN OPTIONS (Premiums received $2,755,848)			$(1,768,157)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.